DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrants Liabilities And Prefunded Warrants [Abstract]
Disclosure of detailed information about observable inputs used in valuation of derivative warrant liabilities [Table Text Block]
	December 31, 2024			December 31, 2023
	Series 2024	Series 2023	Series 2021	Series 2023	Series 2021

Share price (in CAD)	3.25	3.25	3.25	2.88	2.88
Exercise price (in CAD)	4.32	12.95	62.14	12.95	62.14
Expected volatility (%)	72.2%	75.7%	75.7%	48.43%	48.43%
Risk-free interest rate (%)	2.93%	4.21%	4.21%	4.12%	4.12%
Dividend yield (%)	-	-	-	-	-
Expected term (years)	1.882	1.356	1.356	2.342	2.342

Number of warrants	742,517	818,818	49,058	961,602	49,058
Fair value per warrant (in CAD)	1.06	0.14	0.00	0.006	0.00

Disclosure of detailed information about reconciliation of fair value of derivative warrant liabilities [Table Text Block]
	Series 2024	Series 2023	Series 2021	Total

Balances at January 1, 2022	$-	$-	$6,022	$6,022
Changes in fair value	-	-	(6,014)	(6,014)
Balances at December 31, 2022	-	-	8	8
Issued (see Notes 18B5-18B6 below)	-	7,253	-	7,253
Changes in fair value	-	(7,215)	(8)	(7,223)
Balances at December 31, 2023	-	38	-	38
Issued (see Note 18B7 below)	1,154	-	-	1,154
Changes in fair value	(367)	62	-	(305)
Balances at December 31, 2024	$787	$100	$-	$887